Description of Plan (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Employer Matching Contribution
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%
EBP 055
EBP, Description of Plan [Line Items]
Transfers in from other qualified plans		$ 65,190,348	$ 0
Rollovers		$ 62,285,721	29,081,748
Maximum contribution to eligible compensation, percentage		50.00%
Participant catch-up contribution, amount		$ 7,500
Employer contribution, matching percentage		200.00%
Participant's compensation deferral contributions, percentage		50.00%
Forfeited nonvested account, decrease from administrative expense		$ 606,347	727,745
Forfeited nonvested account		4,534,827	$ 4,561,837
Minimum borrowing, amount		1,000
Maximum borrowing, amount		$ 50,000
Participant loans, loan balance, period		12 months
Maximum borrowing, to total account, percentage		50.00%
General loan, borrowing term		5 years
Primary residence, borrowing term		15 years
Basis spread on variable rate		1.00%
Participant compensation matched, percentage		1.00%
General loan, borrowing term		1 year
EBP 055 | ION Plan
EBP, Description of Plan [Line Items]
Transfers in from other qualified plans	$ 65,000,000
EBP 055 | North Coast Medical Supply Plan
EBP, Description of Plan [Line Items]
Rollovers		$ 2,900,000
EBP 055 | Discretionary Profit Sharing Contribution
EBP, Description of Plan [Line Items]
Vesting percentage		100.00%
Vesting period		3 years
EBP 055 | Minimum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage		1.00%
EBP 055 | Minimum | EBP, Non-Highly Compensated Participant Contributions
EBP, Description of Plan [Line Items]
Vesting period		1 year
EBP 055 | Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage		5.00%
EBP 055 | Maximum | EBP, Non-Highly Compensated Participant Contributions
EBP, Description of Plan [Line Items]
Vesting period		3 years